Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2024

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS

AND THE INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS,

each DATED FEBRUARY 1, 2024, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus and the Institutional and Class R6 Shares Prospectus, each dated February 1, 2024 (collectively, the “Prospectuses”), as supplemented, with respect to Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund:

Sterling Capital Mid Cap Relative Value Fund

Effective May 31, 2024, Shawn M. Gallagher will no longer serve as a co-portfolio manager of the Fund and Andrew T. DiZio will be sole portfolio manager of the Fund. Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Manager

Andrew T. DiZio, CFA®

Executive Director of Sterling Capital and Portfolio Manager
Since August 2021
(formerly Associate Portfolio Manager from November 2015 - August 2021)

Sterling Capital Real Estate Fund

Effective May 31, 2024, Shawn M. Gallagher will no longer serve as a co-portfolio manager of the Fund and Andrew T. DiZio will be sole portfolio manager of the Fund. Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Manager

Andrew T. DiZio, CFA®

Executive Director of Sterling Capital and Portfolio Manager
Since November 2015

Sterling Capital Small Cap Value Fund

Effective May 31, 2024, Shawn M. Gallagher will no longer serve as associate portfolio manager of the Fund and Gerald M. Van Horn and Andrew T. DiZio will continue to serve as lead portfolio manager and associate portfolio manager, respectively, of the Fund. Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Managers

Gerald M. Van Horn, CFA®

Executive Director of Sterling Capital and Lead Portfolio Manager

Since November 2015

Andrew T. DiZio, CFA®

Executive Director of Sterling Capital and Associate Portfolio Manager

Since November 2015

The following replaces the description of the Portfolio Managers set forth under “Fund Management—Portfolio Managers” in the Prospectuses with respect to the Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund:

Mid Cap Relative Value Fund, Real Estate Fund, and Small Cap Value Fund. Gerald M. Van Horn, CFA®, Executive Director, joined Stratton Management Company in 1998 and Sterling Capital as part of a business acquisition in August 2015. He has investment experience since 1996. Jerry has been lead portfolio manager for the Small Cap Value Fund its since inception on November 2015 and the predecessor fund since 2000. He received his B.A. in Economics from The College of New Jersey and holds the Chartered Financial Analyst® designation.

Andrew T. DiZio, CFA®, Executive Director, joined Stratton Management Company in 2012 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 2003. Andy is portfolio manager of the Real Estate Fund and has managed the Fund since November 2015. Andy is portfolio manager of the Mid Cap Relative Value Fund and has managed the Fund since August 2021. Andy also served as associate portfolio manager of the Mid Cap Relative Value Fund from November 2015 to August 2021. Additionally, Andy has been associate portfolio manager of the Small Cap Value Fund since November 2015. Andy received his B.S. in Finance with a minor in Economics from Pennsylvania State University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society of Philadelphia and the CFA Institute.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-PROSUPPMAY24